UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Liquid Assets, Inc.
September 30, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--1.1%	Principal Amount ($)	Value ($)
Citibank N.A.
0.36%, 2/24/11
(cost $50,000,000)	50,000,000	50,000,000
Commercial Paper--31.6%
Abbey National NA
0.21%, 10/1/10	150,000,000	150,000,000
Credit Agricole NA
0.57%, 10/12/10	200,000,000	199,965,167
Deutsche Bank Financial LLC
0.40%, 2/14/11	200,000,000	199,697,778
Fortis Funding LLC
0.30%, 12/2/10	200,000,000 a	199,896,667
General Electric Capital Services Inc.
0.25%, 12/16/10	200,000,000	199,894,444
Intesa Funding LLC
0.35%, 12/2/10	220,000,000	219,869,283
JPMorgan Chase & Co.
0.35%, 2/1/11	70,000,000	69,916,292
Societe Generale N.A. Inc.
0.60%, 10/7/10	200,000,000	199,980,000
Total Commercial Paper
(cost $1,439,219,631)		1,439,219,631
Asset-Backed Commercial Paper--36.2%
Amsterdam Funding Corp.
0.50%, 10/5/10	100,000,000 a	99,994,444
Argento Variable Funding LLC
0.42%, 11/1/10	75,000,000 a	74,972,875
Atlantis One Funding Corp.
0.35% - 0.51%, 1/20/11 - 3/8/11	225,000,000 a	224,653,465
CAFCO
0.41%, 2/22/11	100,000,000 a	99,836,000

Cancara Asset Securitization
0.30% - 0.34%, 11/16/10 - 12/8/10	225,000,000 a	224,892,333
CHARTA
0.38%, 4/4/11	50,000,000 a	49,902,361
CIESCO LLC
0.40% - 0.49%, 10/19/10 - 3/21/11	200,000,000 a	199,794,944
Clipper Receivables Co., LLC
0.46%, 10/1/10	200,000,000 a	200,000,000
CRC Funding
0.30%, 1/21/11	100,000,000 a	99,906,667
Falcon Asset Securitization Corp.
0.48%, 1/18/11	75,000,000 a	74,891,000
Gotham Funding Corp.
0.45%, 10/18/10	50,000,000 a	49,989,375
Govco
0.61%, 12/15/10	50,000,000 a	49,936,458
Grampian Funding LLC
0.47%, 10/25/10 - 10/26/10	125,000,000 a	124,960,429
Thames Asset Global Securitization No. 1 Inc.
0.27%, 11/5/10	75,000,000 a	74,980,313
Total Asset-Backed Commercial Paper
(cost $1,648,710,664)		1,648,710,664
Short-Term Bank Note--2.2%
Chase Bank USA
0.25%, 12/13/10
(cost $100,000,000)	100,000,000	100,000,000
Repurchase Agreements--28.9%
Banc of America Securities LLC
0.22%, dated 9/30/10, due 10/1/10 in the amount of
$50,000,306 (fully collateralized by $38,079,100 U.S.
Treasury Inflation Protected Securities, 2.38%, due
1/15/25, value $51,000,060)	50,000,000	50,000,000
Barclays Capital, Inc.
0.20%, dated 9/30/10, due 10/1/10 in the amount of
$131,000,728 (fully collateralized by $106,031,500
U.S. Treasury Bonds, 4.50%, due 2/15/36, value
$122,400,113 and $10,111,000 U.S. Treasury Notes,

3.50%, due 2/15/18, value $11,220,025)	131,000,000	131,000,000
Deutsche Bank Securities Inc.
0.24%, dated 9/30/10, due 10/1/10 in the amount of
$250,001,667 (fully collateralized by $2,235,000
Asian Development Bank, 2.75%-4.50%, due
9/4/12-5/21/14, value $2,405,896, $41,435,000 Federal
Home Loan Bank, 1%-5.40%, due 12/28/12-2/26/20, value
$41,212,858, $62,153,000 Federal Home Loan Mortgage
Corporation, 0%-5.13%, due 7/14/16-5/24/22, value
$67,534,257 and $136,733,000 Federal National
Mortgage Association, 0.70%-5.38%, due
9/21/12-7/1/25, value $143,847,099)	250,000,000	250,000,000
HSBC USA Inc.
0.32%, dated 9/30/10, due 10/1/10 in the amount of
$70,000,622 (fully collateralized by $54,262,000
Corporate Bonds, 6.25%-9.70%, due 11/10/18-10/1/39,
value $72,102,213)	70,000,000	70,000,000
RBC Capital Markets
0.325%, dated 9/30/10, due 10/1/10 in the amount of
$100,000,903 (fully collateralized by $116,518,961
Corporate Bonds, 0%-11.75%, due 6/15/11-7/1/47, value
$103,500,001)	100,000,000	100,000,000
RBS Securities, Inc.
0.20%-0.325%, dated 9/30/10, due 10/1/10 in the
amount of $500,003,472 (fully collateralized by
$328,281,503 Corporate Bonds, 0%-6.55%, due
7/15/15-6/25/47, value $206,003,304 and $270,260,000
U.S. Treasury Notes, 3.75%, due 11/15/18, value
$306,005,255)	500,000,000	500,000,000
TD Securities (USA) LLC
0.22%, dated 9/30/10, due 10/1/10 in the amount of
$215,001,314 (fully collateralized by $101,115,600
U.S. Treasury Bonds, 7.88%, due 2/15/21, value
$150,994,283 and $62,118,500 U.S. Treasury Notes,
3.50%, due 5/15/20, value $68,305,813)	215,000,000	215,000,000
Total Repurchase Agreements
(cost $1,316,000,000)		1,316,000,000

Total Investments (cost $4,553,930,295)	100.0%	4,553,930,295
Liabilities, Less Cash and Receivables	(.0%)	(464,202)
Net Assets	100.0%	4,553,466,093

a

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to $1,848,607,331 or 40.6% of net assets.

At September 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from an unadjusted quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	4,553,930,295
Level 3 - Significant Unobservable Inputs	-
Total	4,553,930,295

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: November 22, 2010

By: /s/ James Windels
James Windels Treasurer
Date: November 22, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)